Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Aug. 01, 2013
Heitman REIT Fund | Class A
Risk/Return:
Trading Symbol	OARTX
Heitman REIT Fund | Class Z
Risk/Return:
Trading Symbol	OBRTX
Heitman REIT Fund | Institutional Class
Risk/Return:
Trading Symbol	OIHRX